General Information and Basis of Operation (Details) - USD ($)	Mar. 24, 2023	Mar. 21, 2023
General Information and Basis of Operation [Line Items]
Nominal value	$ 10	$ 10
Top Wealth (BVI) Group Limited [Member]
General Information and Basis of Operation [Line Items]
Ownership percentage		100.00%
Top Wealth Group (International) Limited [Member]
General Information and Basis of Operation [Line Items]
Ownership percentage	100.00%